LONG-TERM INVESTMENTS	12 Months Ended
Mar. 31, 2016
LONG-TERM INVESTMENTS
LONG-TERM INVESTMENTS

(5)LONG-TERM INVESTMENTS

Equity method investments

	March 31,
	2015	2016
	RMB	RMB
Beijing Zhishang Education Technology Ltd.	12,396,725	7,701,753
Master Mind Education Company	17,543,789	27,534,547
Beijing Satech Internet Educational Technology Ltd.	5,789,334	4,520,146
Brilent Inc.	—	8,991,040

Total equity method investments	35,729,848	48,747,486

In August 2014, ATA Online made a 45% equity interest investment to establish Beijing Zhishang Education Technology Ltd. (“Zhishang”), an online professional training provider based in the PRC, by paying cash of RMB 13,500,000. The other shareholder of Zhishang is New Oriental Education & Technology Group. ATA online accounted for the investment under the equity method. ATA online recognized its share of loss from this equity investment of RMB 1,103,275 and RMB 4,694,972 for the year ended March 31, 2015 and 2016, respectively.

In December 2014, ATA Online made a 33% equity interest investment in Master Mind Education Company (“Master Mind”), a digital service provider for K-12 after-school tutoring institute based in the PRC, by paying cash of RMB 18,453,864 in December 2014, and RMB 12,302,000 in June 2015. Pursuant to the investment agreement, should Master Mind’s 1) net revenue in the year ending March 31, 2017 is less than or equal to RMB 157,000,000, 236,000,000 and 315,000,000,  and 2) valuation by the new investor by March 31, 2017 is below USD 25,000,000, the Company’s equity interest in Master Mind will increase by 18%, 12% and 6% respectively without consideration by way of other shareholders’ contribution to the Company ratably. The Company accounted for its 33% equity interest in Master Mind under the equity method and will recognize any additional equity interest when it is realized. The Company recognized its share of loss from this equity investment of RMB 882,809 and RMB 2,314,074 for the year ended March 31, 2015 and 2016, respectively.

In January 2015, ATA Online made a 20% equity interest investment in Beijing Satech Internet Educational Technology Ltd. (“Satech”), an online SAT learning platform provider based in the PRC, by paying cash of RMB 6,000,000. Pursuant to the investment agreement with Satech, should Satech’s 1) net revenue in the year ending March 31, 2017 is less than or equal to RMB 55,000,000,  and 2) valuation by the new investor by March 31, 2017 is below RMB 60,000,000, the Company’s equity interest in Satech will increase by 31% without consideration by the way of other shareholders’ contribution to the Company ratably . The Company accounted for its 20% equity interest in Satech under the equity method and will recognize any additional equity interest when it is realized. The Company recognized its share of loss from this equity investment of RMB 210,666 and RMB 1,269,187 for the year ended March 31, 2015 and 2016, respectively.

In September 2015, ATA BVI entered into an agreement to purchase 2,156,721 Series AA Preferred Shares issued by Brilent Inc. (“Brilent”) at a price of $0.6955 per Series AA Preferred Shares with a total consideration of USD1.5 million. Brilent is a service provider with an easy to use SaaS (Software as a Service) based in the United State. ATA BVI held 15.47% equity interest of Brilent and one board seat out of six as of March 31, 2016. The investment is accounted for under the equity method as ATA BVI is able to exercise significant influence through its board seat. The Company recognized its share of loss from this equity investment of RMB 550,907 for the year ended March 31, 2016.

The summarized financial information of the equity method investments were as follows:

	Zhishang		Other equity method investments
	March 31,		March 31,
	2015	2016	2015	2016
	RMB	RMB	RMB	RMB
Current assets	28,296,240	16,915,455	21,934,816	30,555,039
Non current assets	445,861	1,519,523	299,538	588,119
Current liabilities	1,193,824	1,319,972	7,532,973	4,300,511
Equity	27,548,277	17,115,006	14,701,381	26,842,647

	Zhishang		Other equity method investments
	Year ended March 31,		Year ended March 31,
	2015	2016	2015	2016
	RMB	RMB	RMB	RMB
Net revenue	—	5,910	143,100	612,939
Cost and operating expenses	2,577,214	11,813,664	3,881,674	26,771,669
Loss before income taxes	(2,451,723)	(10,433,271)	(3,730,703)	(24,963,580)
Net loss	(2,451,723)	(10,433,271)	(3,730,703)	(24,963,580)

Available-for-sale investment

On March 24, 2016, ATA BVI entered into a convertible promissory notes (“the Notes”) purchase agreement with Brilent pursuant to which Brilent will issue up to USD2,500,000 of the Notes to certain investors including ATA BVI. On March 30, 2016, Brilent issued the Notes to ATA BVI in the principal amount of USD300,000 (RMB1,938,360) at a 6% interest rate per annum, in exchange of cash of USD300,000. The Notes is due and payable 24 months from issuance. If a qualified financing occurs on or prior to the maturity date of the Notes, the Notes and all accrued and unpaid interest on the Notes shall convert, at ATA BVI’s option, into the qualified financing securities at the 75% of the qualified financing security purchase price subject to certain adjustment. The Company determined the fair value of the Notes as of March 31, 2016 is USD300,000 (RMB1,938,360).